UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2011 (Unaudited)

Description(a)	Moody’s Rating†*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 98.3%
Alaska — 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(b)	5.000%		06/01/18	$ 2,000	$ 2,164,500

Arizona — 2.4%
Arizona Health Facs. Auth. Rev., Banner Health, Ser. D	AA-(b)	5.500%		01/01/38	2,500	2,592,650
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, A.G.C.	Aa3	5.250%		10/01/28	2,000	2,163,840
Arizona St. Trans. Brd. Excise Tax Rev., Maricopa Cnty. Regl. Area Rd.	Aa1	5.000%		07/01/25	2,000	2,245,740
Phoenix Civic Impt. Corp., Wtr. Sys. Rev., Jr. Lien, Ser. A	Aa2	5.000%		07/01/39	5,000	5,284,000
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A,	Aa1	5.000%		01/01/39	5,000	5,252,150
Tucson Cnty., GO, Ser. A	Aa2	7.375%		07/01/12	1,100	1,143,802

						18,682,182

California — 9.7%
Anaheim Pub. Fin. Auth. Lease Rev., A.G.C., Sr. Pub. Impts. Proj., Ser. A	Aa3	6.000%		09/01/24	5,500	6,526,245
Sub. Pub. Impts. Proj., Ser. C	Aa3	6.000%		09/01/16	6,690	7,489,121
California Cnty. Tobacco Securitization Corp., Tobacco Conv. Bonds Asset Bk., Ser. B	NR	5.100%		06/01/28	1,250	1,011,313
California Health Facs. Fin. Auth. Rev., Rfdg., Children Hosp., Ser. A	A(b)	5.250%		11/01/41	2,000	1,973,160
Scripps Health, Ser. A	Aa3	5.000%		11/15/36	1,000	1,006,500
Stanford Hosp., Ser. B	Aa3	5.000%		11/15/36	3,000	3,056,340
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev., Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.250%		02/01/38	3,000	3,055,110
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%		08/01/40	1,250	1,226,287
California St., GO, F.G.I.C., T.C.R.S.	A1	4.750%		09/01/23	1,500	1,507,065
Var. Purp.	A1	5.000%		10/01/29	2,000	2,081,380
Var. Purp.	A1	5.000%		09/01/41	1,250	1,242,237
Var. Purp.	A1	5.000%		10/01/41	1,250	1,242,238
Var. Purp.	A1	5.250%		11/01/40	1,250	1,274,912
Var. Purp.	A1	5.500%		11/01/39	1,000	1,043,620
Var. Purp.	A1	6.000%		03/01/33	1,500	1,681,005
Var. Purp.	A1	6.000%		04/01/38	3,500	3,868,410
Var. Purp.	A1	6.000%		11/01/39	2,000	2,223,240
California St. Univ. Rev., Ser. A,	Aa2	5.000%		11/01/37	1,250	1,290,425
California Statewide Cmntys. Dev. Auth. Rev., Cottage Health	A+(b)	5.000%		11/01/40	1,600	1,590,240
Sutter Health, Ser. A	Aa3	6.000%		08/15/42	3,000	3,253,530
Trinity Health, Rfdg.	Aa2	5.000%		12/01/41	3,000	2,990,730
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, GO, Ser. A, C.A.B.S., NATL	Aa3	5.020	%(c)	10/01/21	60	37,056
Foothill-De Anza Cmnty. College Dist., GO Ser. C	Aaa	5.000%		08/01/40	1,250	1,316,538
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Bkd., Ser. A-1	B3	5.750%		06/01/47	1,000	704,840
C.A.B.S. Asset Bkd., Ser. A-2 (Converts to 5.300% on 12/01/12)	B3	5.300	%(c)	06/01/37	5,000	3,115,950
C.A.B.S., Asset Bkd., Ser. A, A.M.B.A.C. (Converts to 4.600% on 06/01/10)	A2	4.600%		06/01/23	2,000	1,971,380
Enhanced Asset Bkd., Ser. A	A2	5.000%		06/01/45	1,000	912,500

M-S-R Energy Auth., Ser. A	A(b)	6.500%		11/01/39	2,000	2,192,340
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Baa1	6.800	%(c)	08/01/25	2,000	813,320
San Diego Commn. College Dist., GO Election 2006	Aa1	5.000%		08/01/41	1,500	1,585,920
San Francisco City & Cnty. Arpts. Commn. Int’l. Arpt. Rev., Rfdg., Second Ser., Ser. F, A.M.T.	A1	5.000%		05/01/28	1,635	1,666,932
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., NATL	Baa1	8.500	%(c)	01/15/36	21,000	2,818,620
Santa Margarita Dana Point Auth. Impvt. Rev., Dists. 3, 3A, 4, 4A, Ser. B, NATL	Baa1	7.250%		08/01/14	2,000	2,237,860
Tuolumne Wind Proj. Auth., Tuolumne Co. Proj., Ser. A	A2	5.625%		01/01/29	1,000	1,091,640
University Calif. Rev., Ser. O	Aa1	5.750%		05/15/34	750	833,392
Ser. Q	Aa1	5.000%		05/15/34	1,000	1,036,240
Unrefunded Bal. U.C.L.A. Med. Center, Ser. A, A.M.B.A.C.	NR	5.250%		05/15/30	850	834,224
Ventura Cnty. Cmnty. College Dist., Election 2002, Ser. C, GO	Aa2	5.500%		08/01/33	2,000	2,175,200

						75,977,060

Colorado — 2.6%
Colorado Hlth. Facs. Auth. Rev., Catholic Hlth., Ser. A	Aa2	5.000%		02/01/41	3,000	2,990,640
Denver City & Cnty. Arpt. Rev. Sys., Ser. A, A.M.T., Rfdg.	A1	5.250%		11/15/22	1,000	1,113,130
Ser. A, NATL	A1	5.000%		11/15/25	10,000	10,663,100
Ser. B, A.M.T., NATL	A1	5.000%		11/15/15	2,500	2,771,675
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	Aa2	5.000%		06/01/27	1,500	1,660,905
University Colo. Enterprise Sys. Rev., Ser. A	Aa2	5.375%		06/01/32	1,000	1,081,630

						20,281,080

Connecticut — 0.5%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg.	A2	4.375%		09/01/28	1,000	1,002,310
Connecticut St. Health & Edl. Facs. Auth. Rev., Hartford Hlthcare., Ser. A	A2	5.000%		07/01/41	1,250	1,246,112
Western Conn. Health, Ser. M	A(b)	5.375%		07/01/41	1,250	1,295,900

						3,544,322

District of Columbia — 2.7%
District of Columbia, GO, Ser. E, B.H.A.C.	Aa1	5.000%		06/01/28	5,000	5,339,850
District Columbia Rev., Assoc. Amer. Med. College, Ser. B	A+(b)	5.000%		10/01/41	2,500	2,377,250
Brookings Inst.	Aa3	5.750%		10/01/39	5,000	5,396,200
Gallaudet Univ.	A2	5.500%		04/01/34	600	629,424
District of Columbia Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	Aa2	5.500%		10/01/39	2,000	2,170,300
Metropolitan Washington DC Arpt. Auth. Sys., Ser. A, A.M.T.	Aa3	5.000%		10/01/25	3,000	3,189,150
Ser. A, A.M.T.	Aa3	5.250%		10/01/27	1,000	1,053,270
Ser. C	Aa3	5.000%		10/01/27	1,000	1,050,690

						21,206,134

Florida — 7.9%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.300%		05/01/18	335	312,046
City of Cape Coral Wtr. & Swr. Rev., Rfdg., A.G.C.	Aa3	5.000%		10/01/41	2,000	2,040,380
Citizens Ppty. Ins. Corp., High Risk Sr. Secd., High Act-A-1	A2	6.000%		06/01/16	1,500	1,691,250
High Risk Sr. Secd., Ser. A-1	A2	5.250%		06/01/17	1,000	1,102,050
Sr. Secd. Coastal, Ser. A-1	A2	5.000%		06/01/19	1,250	1,358,263
Florida St. Brd. Ed. Cap., Outlay, GO	Aa1	9.125%		06/01/14	485	526,172
Florida St. Brd. Ed. Lottery Rev., Ser. B	A1	5.000%		07/01/23	5,185	5,803,415
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, A.G.C., A.M.T.	Aa3	5.000%		10/01/23	2,240	2,356,032

Halifax Hosp. Med. Ctr. Rev., Ser. B2, A.G.C.	AA-(b)	5.375%	06/01/31	4,000	4,115,920
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt. (original cost $500,000; purchased 10/06/05)(e)(f)(g)	NR	5.550%	05/01/36	500	257,600
Highlands Cnty. Health Facs. Auth. Rev., Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(d)	Aa3	5.000%	11/15/25	205	236,529
Adventist Health, Unrefunded Bal., Ser. B	Aa3	5.000%	11/15/25	1,410	1,467,401
Adventist Health/Sunbelt, Rmkt., Ser. B	Aa3	6.000%	11/15/37	2,440	2,636,762
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., NATL	A1	5.500%	10/01/15	1,000	1,071,960
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, A.M.T., A.G.C.	Aa3	5.500%	10/01/24	2,665	2,861,810
Ser. B	A2	5.000%	10/01/41	2,500	2,484,475
Ser. C, A.M.T., A.G.C.	Aa3	5.250%	10/01/26	5,000	5,174,700
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, A.G.C.	Aa2	5.250%	10/01/22	5,000	5,972,600
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,525,845
Orlando Util. Commn. Sys. Rev., Ser. A	Aa1	5.250%	10/01/39	5,000	5,347,750
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., NATL	A2	5.000%	10/01/22	3,065	3,176,842
Ser. A, A.M.T., NATL	A2	5.000%	10/01/23	2,350	2,420,476
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp. Inc.	A2	5.250%	10/01/34	750	747,967
South Lake Hosp. Inc., Ser. A	Baa2	6.250%	04/01/39	2,500	2,543,800
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fl. Grp.	Aa2	5.000%	08/15/27	3,750	3,866,062
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(b)	5.000%	03/01/35	1,000	966,570

					62,064,677

Georgia — 2.7%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	Aa2	5.625%	01/01/33	2,000	2,193,580
Atlanta Arpt. & Marina Rev., Rfdg., Gen., Ser. C	A1	6.000%	01/01/30	3,250	3,746,340
Atlanta Arpt. Rev., Rfdg., Rfdg. Gen., Ser. B, A.M.T.	A1	5.000%	01/01/30	500	501,790
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	Baa1	5.500%	01/01/33	750	779,797
Forsyth Cnty. Sch. Dist. Dev., GO	Aa1	6.750%	07/01/16	500	575,065
Fulton Cnty. Sch. Dist., GO	Aa1	6.375%	05/01/17	750	934,043
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, A.G.C.	Aa3	5.500%	07/01/41	1,500	1,566,045
Newnan Hosp. Auth. Rev., Antic Ctfs. Newnan Hosp. Inc., NATL (Pre-refunded Date 01/01/13)(d)	Aa3	5.500%	01/01/21	3,185	3,363,360
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	Aa2	5.250%	09/01/39	5,000	5,405,850
Richmond Cnty. Hosp. Rev., Rev. Antic. Ctfs. Univ. Health Svcs. Inc., Proj.	A1	5.500%	01/01/36	2,000	2,010,380

					21,076,250

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev.	Ba2	6.000%	07/01/25	500	506,550

Hawaii — 1.2%
Hawaii Pac. Health Spl. Purp. Rev., Ser. A	A3	5.500%	07/01/40	1,000	995,660
Ser. B	A3	5.750%	07/01/40	500	507,410
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co., Inc. Proj., Ser. C., A.M.B.A.C., A.M.T.	Baa1	6.200%	11/01/29	8,000	7,999,200

					9,502,270

Idaho — 0.1%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.250%	12/01/33	1,000	1,109,820

Illinois — 9.7%
Chicago Brd. Edu., Rfdg., Dedicated Rev., Ser. F, GO	Aa3	5.000%		12/01/31	2,500	2,541,675
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	A1	5.250%		01/01/26	6,000	6,231,780
Ser. B, Rfdg., NATL	A1	5.250%		01/01/15	1,000	1,103,730
Ser. B-1, X.L.C.A.	A1	5.250%		01/01/34	1,975	1,987,284
Ser. C	A1	6.500%		01/01/41	1,000	1,144,550
Chicago Rfdg. Proj., Ser. A	Aa3	5.000%		01/01/40	2,000	1,976,120
Ser. A, A.G.C., GO	Aa3	5.000%		01/01/29	5,000	5,109,850
Chicago Sales Tax Rev, Ser. A	Aa2	5.000%		01/01/41	1,250	1,283,837
Chicago Trans. Auth. Sales Tax Recpts. Rev.	Aa3	5.250%		12/01/40	1,000	1,035,420
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	Aa2	5.375%		04/01/44	2,000	2,050,380
Central DuPage Health, Ser. 09	AA(b)	5.250%		11/01/39	2,000	2,040,140
Central DuPage Health, Ser. B	AA(b)	5.500%		11/01/39	1,500	1,554,435
Northwestern Mem. Hosp., Ser. A	Aa2	6.000%		08/15/39	1,000	1,095,350
Northwestern Mem. Hosp., Ser. A (Pre-refunded Date 08/15/14)(d)	NR	5.250%		08/15/34	5,000	5,598,450
Provena Health, Ser. A	Baa1	6.000%		05/01/28	1,500	1,546,860
Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.000%		05/01/30	4,000	3,687,320
Univ. of Chicago, Ser. B	Aa1	6.250%		07/01/38	5,000	5,710,800
Illinois St., Build Illinois Bonds	AAA(b)	5.000%		06/15/20	2,000	2,327,740
Illinois St., GO, Rfdg., A.G.C.	Aa3	5.000%		01/01/23	3,000	3,144,120
Ser. 1st, A.G.C.	Aa3	5.250%		04/01/22	2,500	2,526,975
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.500%		01/01/33	2,000	2,106,440
Sr. Priority, Sr. A-1, A.G.C.	Aa3	5.000%		01/01/24	5,000	5,326,000
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., Cap. Apprec. McCormick Place Expansion,
Ser. A, NATL	A2	5.250%		06/15/42	8,500	8,448,575
Ser. A, NATL	A2	6.100	%(c)	12/15/34	10,000	2,504,400
Ser. A, NATL	A2	6.170	%(c)	06/15/37	7,500	1,588,500
Railsplitter Tobacco Settlement Auth. Rev., Ser. 2010	A-(b)	6.000%		06/01/28	2,250	2,368,103

						76,038,834

Indiana — 0.3%
Indiana St. Fin. Auth., Var. Duke Energy Ind., Ser. B	A(b)	6.000%		08/01/39	1,000	1,098,350
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	A2	5.750%		01/01/38	1,000	1,078,860

						2,177,210

Kansas — 1.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Health	Aa3	5.750%		11/15/38	1,000	1,080,040
Kansas St. Dev. Fin. Auth. Rev., Ku. Health Sys. Ser. H	A+(b)	5.125%		03/01/39	500	499,595
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.700%		12/01/27	790	825,092
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.750%		06/01/27	735	768,215
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.850%		12/01/27	740	774,580
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	A+(b)	5.650%		09/01/19	5,000	5,758,500

						9,706,022

Kentucky — 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro. Med. Health Sys., Ser. A	Baa2	6.375%		06/01/40	3,500	3,662,260
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	Baa2	6.250%		06/01/39	500	528,460
Var. Amer. Wtr. Co., Ser. B	Baa2	5.625%		09/01/39	500	504,795

						4,695,515

Louisiana — 1.5%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	Aa2	5.375%		04/01/31	1,000	1,070,210
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750%		07/01/39	1,000	1,094,120

Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, A.G.C.	Aa3	6.750%		06/01/26	2,000	2,296,780
New Orleans, GO, Rfdg., NATL	A3	5.250%		12/01/22	3,540	3,717,814
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., Ser. 2001B	A1	5.500%		05/15/30	2,475	2,477,426
Ser. 2001B	A3	5.875%		05/15/39	1,000	1,000,050

						11,656,400

Maryland — 0.7%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	A-(b)	5.000%		07/01/40	2,000	2,034,840
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Lifebridge Health	A2	6.000%		07/01/41	400	426,696
Medstar Health	A2	5.000%		08/15/41	500	494,620
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.250%		12/01/13	600	617,208
Montgomery Cnty. Med. Rev., Trinity Health Rfdg.	Aa2	5.000%		12/01/40	2,000	2,034,660
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., A.G.C. (d)	Aa3	6.500%		09/01/12	220	229,709

						5,837,733

Massachusetts — 5.4%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375%		05/15/15	590	592,596
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.250%		07/01/34	2,000	2,149,420
Mass. Sales Tax, Ser. B, NATL	Aa1	5.500%		07/01/27	1,325	1,637,607
Massachusetts Edl. Fin. Auth. Rev., Ser. B, A.M.T.	AA(b)	5.500%		01/01/23	910	954,099
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6 Partners Healthcare	Aa2	5.375%		07/01/41	5,000	5,239,550
Massachusetts St., GO, Cons. Ln., Ser. C, A.G.C.	Aa1	5.000%		08/01/19	2,000	2,337,440
Fltg.-Cons. Ln., Ser. A, NATL	Aa1	0.819	%(h)	05/01/37	5,000	3,821,350
Ser. B, A.G.C.	Aa1	5.250%		09/01/24	9,000	11,143,080
Massachusetts St. Health & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	Aaa	5.500%		11/15/36	3,500	3,930,990
Tufts Univ., Ser. M	Aa2	5.500%		02/15/28	3,000	3,641,340
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000%		07/01/32	5,000	4,942,800
Metropolitan Boston Tran. Pkg. Corp. Sys., Sr. Lien Pkg. Rev.	A1	5.000%		07/01/41	2,000	2,028,820

						42,419,092

Michigan — 2.1%
Detroit District St. Aid, GO	Aa3	5.250%		11/01/35	500	507,445
Detroit Sewer Disp. Rev., Sr. Lien-Rmkt., Ser. 2003B, A.G.C.	Aa3	7.500%		07/01/33	1,000	1,182,490
Detroit Wtr. Supply Sys., Ser. B, NATL (Pre-refunded Date 07/01/13)(d)	A(b)	5.250%		07/01/32	5,500	5,919,485
Michigan St. Bldg. Auth. Rev., Rfdg., Facs. Proj., Ser. I-A	Aa3	5.375%		10/15/41	750	798,127
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	Aa3	5.750%		05/15/38	1,000	1,038,700
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Adj. Rfdg. Dow Chemical Rmkt., Ser. B	Baa3	6.250%		06/01/14	1,000	1,102,110
Okemos Pub. Sch. Dist., GO, C.A.B.S., NATL	Aa3	1.180	%(c)	05/01/12	1,100	1,094,632
C.A.B.S., NATL	Aa3	1.650	%(c)	05/01/13	1,000	977,080
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Rfdg., Ser. W	A1	6.000%		08/01/39	2,000	2,082,000
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., A.M.T.	A2	5.000%		12/01/18	1,500	1,633,230

						16,335,299

Minnesota — 0.1%
Tobacco Securitization Auth., Ser. B, Rfdg.(e)	A-(b)	5.250%		03/01/31	800	808,152

Nebraska — 0.3%
Omaha Pub. Pwr. Dist., Ser. B	Aa1	5.000%		02/01/39	2,500	2,658,600

Nevada — 0.4%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	Aa3	5.125%		07/01/34	3,000	3,060,540

New Hampshire — 0.2%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa1	10.210	%(c)	01/01/24	4,740	1,464,139

New Jersey — 5.3%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, NATL	Baa1	6.800%		03/01/21	2,615	3,310,825
Clearview Reg. High Sch. Dist., GO, NATL	NR	5.375%		08/01/15	1,205	1,297,930
Jersey City Sew. Auth., Swr. Rfdg., A.M.B.A.C.	NR	6.250%		01/01/14	3,260	3,413,122
New Jersey Econ., Dev. Auth. Rev., Cigarette Tax	Baa3	5.500%		06/15/24	1,000	999,070
Cigarette Tax	Baa3	5.625%		06/15/19	685	685,219
Cigarette Tax	Baa3	5.750%		06/15/34	1,750	1,683,728
First Mtge. - Keswick Pines	NR	5.750%		01/01/24	1,750	1,546,702
Masonic Charity Fdn. Proj.	A-(b)	5.875%		06/01/18	250	255,453
Masonic Charity Fdn. Proj.	A-(b)	6.000%		06/01/25	1,150	1,173,460
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	A1	6.000%		07/01/41	500	545,645
Atlantic City Med. Ctr. (Pre-refunded Date 07/01/12)(d)	A+(b)	6.250%		07/01/17	1,740	1,801,109
Holy Name Med. Ctr., Rfdg.	Baa2	5.000%		07/01/25	1,625	1,580,426
South Jersey Hosp. (Pre-refunded Date 07/01/12)(d)	A2	6.000%		07/01/26	2,565	2,651,312
South Jersey Hosp. (Pre-refunded Date 07/01/12)(d)	A2	6.000%		07/01/32	2,000	2,067,300
Virtua Health, A.G.C.	AA-(b)	5.500%		07/01/38	2,000	2,084,180
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	A1	5.875%		12/15/38	3,000	3,293,940
Ser. A	A1	5.500%		12/15/23	3,000	3,503,010
Ser. B	A1	5.500%		06/15/31	1,000	1,083,320
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.150% on 01/01/15)	A3	4.940	%(c)	01/01/35	3,000	2,607,300
Rutgers - St. Univ. of NJ, Ser. A	Aa2	6.400%		05/01/13	755	787,956
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/12)(d)	Aaa	6.000%		06/01/37	400	411,540
(Pre-refunded Date 06/01/12)(d)	Aaa	6.125%		06/01/42	2,000	2,058,960
Ser. 1A	B1	4.500%		06/01/23	455	411,179
Ser. 1A	B1	4.625%		06/01/26	1,000	802,210
Ser. 1A	B2	5.000%		06/01/41	2,500	1,728,525

						41,783,421

New Mexico — 0.3%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AA+(b)	5.500%		07/01/35	1,060	1,124,628
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000%		08/01/39	1,250	1,273,025

						2,397,653

New York — 10.1%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%		07/15/43	750	776,243
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A	A3	6.000%		05/01/33	1,000	1,121,810
Ser. A	A3	6.250%		04/01/33	500	570,540
Ser. A, B.H.A.C.	Aa1	5.500%		05/01/33	2,000	2,204,380
Metropolitan Trans. Auth. Rev., Svc. Contract, Ser. B, NATL	Aa3	5.500%		07/01/19	5,000	5,126,350
Ser. B, NATL	Aa3	5.500%		07/01/23	7,285	7,457,363
Ser. D	A2	5.250%		11/15/40	2,000	2,075,180
Ser. 2008C	A2	6.500%		11/15/28	2,500	2,925,925
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg., Highland Hosp. Rochester	A2	5.000%		08/01/22	2,000	2,056,860
New York City, GO, Ser. E	Aa2	5.000%		08/01/17	6,000	7,057,920
Ser. I-1	Aa2	5.250%		04/01/28	2,000	2,200,180

New York City Ind. Dev. Agcy. Spl. Fac. Rev., Terminal One Group Assn. Proj., A.M.T.	A3	5.500	%(h)	01/01/24	1,500	1,549,140
New York City Mun. Wtr. Fin. Auth., Rev., Secd. Gen. Resolution Fiscal 2012, Ser. BB	Aa2	5.000%		06/15/44	2,500	2,608,275
Wtr. & Swr., Fiscal 2009, Ser. A	Aa1	5.750%		06/15/40	1,000	1,121,830
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	Aa3	5.250%		01/15/39	1,500	1,593,195
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Secd. Sub., Ser. D-1	Aa1	5.000%		11/01/38	3,000	3,170,520
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	A+(b)	5.000%		11/15/44	1,500	1,490,370
4 World Trade Center Proj., Rfdg.	A+(b)	5.750%		11/15/51	1,750	1,857,572
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., Ser. B	Aa3	6.000%		07/01/14	1,565	1,665,285
Mount Sinai Hosp., Ser. A	A2	5.000%		07/01/41	1,250	1,248,025
Non St. Supported Debt Mount Sinai Sch. Med., Ser. A	A3	5.000%		07/01/21	1,685	1,900,293
Non St. Supported Debt North Shore L.I. Jew. Hosp., Ser. A	A3	5.000%		05/01/41	1,000	990,830
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%		07/01/20	2,100	2,498,139
Rochester Inst. Tech., Ser. A, A.M.B.A.C.	A1	5.250%		07/01/21	2,000	2,377,940
Ser. B (Mandatory Put Date 07/01/13)	Aa2	5.250	%(h)	07/01/29	3,000	3,207,510
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., New York City Mun. Wtr. Proj.	Aaa	5.000%		06/15/34	2,000	2,137,740
Ser. B	Aaa	5.500%		10/15/23	3,750	4,777,650
Ser. E	Aaa	6.500%		06/15/14	15	15,076
New York St. Local Gov’t. Assist. Corp. Rev., Ser. E	Aa2	6.000%		04/01/14	2,890	3,087,387
New York St. Mun. Bond. Bank Agcy. Rev., Spl. Sch. Supply, Ser. C	A+(b)	5.250%		06/01/22	3,200	3,365,408
Ser. C	A+(b)	5.250%		12/01/22	3,595	3,780,826
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	Baa3	5.000%		12/01/20	500	512,015
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, A.M.T.	Baa1	5.250%		06/01/27	1,000	1,016,160

						79,543,937

North Carolina — 2.0%
Charlotte-Mecklenburg Hosp. Auth. Healthcare Sys. Rev., Carolinas Healthcare Sys., Ser. A	Aa3	5.250%		01/15/42	1,000	1,029,150
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev., A.G.C.	Aa3	6.000%		01/01/19	500	560,550
A.M.B.A.C.	Baa1	6.000%		01/01/18	1,000	1,192,700
Ser. A (Pre-refunded Date 01/01/22)(d)	Aaa	6.000%		01/01/26	650	833,631
Ser. A, E.T.M.(d)	Baa1	6.400%		01/01/21	1,000	1,239,790
Ser. A, E.T.M.(d)(i)	Aaa	6.500%		01/01/18	2,635	3,400,336
Ser. A, NATL, Unrefunded Bal.	Baa1	6.500%		01/01/18	1,005	1,228,723
North Carolina Med. Care Commn. Hosp. Rev., Baptist Hosp., Rfdg.	Aa3	5.000%		06/01/34	5,285	5,398,786
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(d)	Aaa	5.250%		12/01/21	1,000	1,085,580

						15,969,246

North Dakota — 0.7%
Mclean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	A3	4.875%		07/01/26	1,000	1,030,380
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	A(b)	7.200%		06/30/13	3,985	4,141,172

						5,171,552

Ohio — 3.3%
American Mun. Pwr., Inc., Ser. A	Aa3	5.000%		02/01/13	2,500	2,605,975
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A	B3	6.500%		06/01/47	4,250	3,260,685
Ser. A-2	B3	5.125%		06/01/24	5,690	4,298,966
Ser. A-2	B3	5.875%		06/01/30	1,500	1,112,580
Ser. A-2	B3	5.875%		06/01/47	1,000	698,270
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 01/01/15)(d)	NR	7.625%		01/01/22	1,275	1,489,557
Franklin Cnty. Hosp. Facs. Rev., Health Corp., Ser. A	Aa2	5.000%		11/15/41	2,000	2,010,860
Hamilton Cnty. Sales Tax Cap. Apprec., Ser. B	A1	4.140	%(c)	12/01/20	2,000	1,388,100

Hancock Cnty. Hosp. Rev., Rfdg., Blanchard Valley Regl. Hlth. Ctr.	A3	6.250%		12/01/34	400	427,160
Hilliard Sch. Dist. Sch. Impvt., GO, C.A.B.S., NATL	Aa1	2.750	%(c)	12/01/19	1,720	1,384,050
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare, Ser. A	Aa3	6.000%		11/15/41	750	820,567
Promedica Healthcare, Ser. A	Aa3	6.500%		11/15/37	875	996,844
Montgomery Cnty. Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%		11/15/39	500	522,845
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. C	Baa2	5.625%		06/01/18	500	560,670
Ohio St. Higher Ed. Facs. Cmnty. Rev., Case Western Reserve Univ., Ser. B	A1	6.500%		10/01/20	750	909,817
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. First Energy, Rfdg., Ser. A (Mandatory Put Date 06/01/16)	Baa2	5.875%		06/01/33	500	559,430
Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	Aaa	5.000%		12/01/29	2,150	2,352,981
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A., Inc. Proj., Ser. A, A.M.T.	BBB(b)	5.150%		07/15/15	750	764,468

						26,163,825

Oklahoma — 0.1%
Tulsa Airpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%		06/01/24	1,000	1,023,640

Oregon — 0.5%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	Aa1	5.000%		11/15/33	3,500	3,756,375

Pennsylvania — 6.0%
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., NATL	Aa3	5.700%		10/01/14	675	717,032
Central Bradford Progress Auth., Guthrie Healthcare Sys.	AA-(b)	5.375%		12/01/41	2,700	2,770,389
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj., Ser. B, A.G.C.	Aa3	5.625%		01/01/26	5,000	5,006,900
Ser. B, A.G.C.	Aa3	5.700%		01/01/22	1,000	1,001,980
Erie Parking Auth. Facs. Rev. Gtd., A.G.C. (Pre-refunded Date 09/01/13)(d)	Aa3	5.000%		09/01/26	65	70,177
Geisinger Auth. Health. Sys., Ser. A-1	Aa2	5.125%		06/01/41	2,000	2,073,860
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 01/01/14)(d)	NR	6.000%		01/01/43	2,500	2,781,650
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%		12/01/18	3,500	3,367,245
Ser. F, A.M.B.A.C., A.M.T.	Ba1	5.000%		12/01/15	3,000	3,019,440
Pennsylvania Econ. Dev. Fin. Auth. Wtr. Rev., Aqua PA, Inc., Rfdg. Proj., Ser. A, A.M.T.	AA-(b)	5.000%		12/01/34	2,000	2,040,680
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	A1	5.500%		07/01/17	9,000	9,307,890
A.M.B.A.C.	A1	5.500%		07/01/20	2,750	2,829,723
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj. Ser. B	BBB-(b)	5.250%		09/01/31	1,000	775,060
Philadelphia Auth. Wtr. & Swr. Rev., Ser. A	A1	5.000%		01/01/41	2,000	2,045,360
Philadelphia GO, Ser. B, A.G.C.	Aa3	7.125%		07/15/38	1,500	1,681,920
Philadelphia Hosp. & Higher Edu. Facs. Auth. Childrens Hosp. of PA, Proj., Ser. C	Aa2	5.000%		07/01/41	1,000	1,021,350
Pittsburgh Urban Redev. Auth., Wtr. & Swr. Sys. Rev., Unrefunded Bal. Rfdg., Ser. A, NATL	Baa1	6.500%		09/01/13	1,375	1,443,887
Pittsburgh Wtr. & Swr. Auth. Sys. Rev., Ser. A, F.G.I.C., E.T.M.(d)	BBB(b)	6.500%		09/01/13	1,375	1,467,854
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(d)	NR	0.460	%(c)	11/01/12	1,035	1,030,632
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp. (Pre-refunded Date 06/01/12)(d)	Baa1	6.250%		06/01/22	2,400	2,496,480

						46,949,509

Puerto Rico — 2.8%
Puerto Rico Comnwlth., GO	Baa1	6.000%		07/01/39	800	835,072

Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg., Ser. CC	A3	5.500%		07/01/28	2,500	2,645,475
Ser. G, F.G.I.C. (Pre-refunded Date 07/01/13)(d)	Baa1	5.250%		07/01/18	2,250	2,422,350
Ser. J (Pre-refunded Date 07/01/14)(d)	Baa1	5.500%		07/01/23	1,320	1,479,918
Ser. K	Baa1	5.000%		07/01/14	2,000	2,135,620
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250%		07/01/40	2,000	2,004,020
Puerto Rico Mun. Fin. Agcy., GO	Baa1	5.000%		08/01/12	1,000	1,024,200
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Rfdg., Ser. P	Baa1	6.750%		07/01/36	1,000	1,111,970
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A1	5.000%		08/01/43	750	743,115
First Sub., Ser. A	A1	5.500%		08/01/42	1,750	1,823,447
First Sub., Ser. A	A1	5.750%		08/01/37	1,600	1,694,336
First Sub., Ser. A	A1	6.000%		08/01/42	2,800	3,022,572
First Sub., Ser. A-1	A1	5.250%		08/01/43	750	762,457

						21,704,552

Rhode Island — 0.9%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed. Fac. Rev., Brown Univ.	Aa1	5.000%		09/01/37	5,000	5,204,800
Lifespan Oblig., Ser. A., A.G.C.	Aa3	7.000%		05/15/39	2,000	2,263,160

						7,467,960

South Carolina — 0.9%
Florence Cnty. Hosp. Rev., McLeod Reg. Med. Ctr., Ser. A	AA-(b)	5.000%		11/01/37	1,500	1,518,240
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health, Ser. C (Pre-refunded Date 08/01/13)(d)	Baa1	6.875%		08/01/27	2,655	2,934,970
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa3	5.500%		01/01/38	2,500	2,714,850

						7,168,060

South Dakota — 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	A3	6.500%		06/01/32	1,000	1,017,860

Tennessee — 0.7%
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Health Rev., Rfdg. & Impt. Ser. A, C.A.B.S.	Baa2	6.250	%(c)	01/01/35	1,000	246,550
Memphis Shelby Cnty. Arpt. Auth. Rev., Rfdg., Ser. B, A.M.T.	A2	5.750%		07/01/25	1,000	1,085,940
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa3	5.000%		02/01/18	2,000	1,978,960
Ser. C	Baa3	5.000%		02/01/22	1,000	966,660
Ser. C	Baa3	5.000%		02/01/25	1,000	958,030

						5,236,140

Texas — 6.4%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C	A1	5.000%		11/15/22	4,610	5,067,450
Austin Tex. Wtr. & Wstewtr. Sys. Rev.,
Austin Wtr. & Swr., Ser. A	Aa2	5.125%		11/15/29	2,000	2,200,960
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400	%(h)	10/01/29	1,000	794,090
TXU Rmkt., A.M.T.	Ca	5.400%		05/01/29	1,500	299,640
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	6.000%		01/01/41	1,000	1,005,500
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500%		10/01/39	1,500	1,577,805
Harris Cnty. Indl. Dev. Corp., Solid Wste. Disp. Rev., Deer Park Fing. Proj., LP	A2	5.000%		02/01/23	750	803,318
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	Aa2	5.000%		11/01/36	3,000	3,180,480
Houston Arpt. Sys. Rev.,
E.T.M.(d)	Aaa	7.200%		07/01/13	1,145	1,231,505
Rfdg., Sub Lien, Ser. A, A.M.T.	A(b)	5.000%		07/01/25	250	260,625
Sr. Lien, Rfdg., Ser. A	Aa3	5.500%		07/01/39	1,000	1,057,580
Houston Util. Sys. Rev., Rfdg. Comb., 1st Lien, Ser. A, A.G.C.	Aa2	5.250%		11/15/33	1,510	1,619,581

Lower Colo. Riv. Auth. Tex. Rev., L.C.R.A. Trans. Svcs., Rfdg.	A1	5.750%	05/15/28	3,205	3,455,246
Rfdg., B.H.A.C.	Aa1	5.250%	05/15/28	2,000	2,193,460
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	A2	6.000%	01/01/38	1,000	1,082,890
First Tier, Rfdg., Ser. A	A2	5.750%	01/01/40	1,500	1,567,935
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,622,715
Second Tier, Rfdg., Ser. F	A3	5.750%	01/01/38	2,500	2,585,300
Spl. Projs. Sys., Ser. A	AA(b)	5.500%	09/01/41	1,000	1,080,630
Sabine River Auth. Poll Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	215,620
San Antonio Elec. & Gas Sys., Ser. A	Aa1	5.000%	02/01/21	5,000	5,637,650
Tarrant Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Rfdg., Texas Health Resources	Aa3	5.000%	11/15/40	2,500	2,514,300
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	Baa3	7.000%	06/30/40	2,500	2,703,950
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB+(b)	5.000%	08/15/30	1,000	950,920
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., NATL	Baa1	5.500%	11/01/18	2,240	2,244,390
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	AA+(b)	5.250%	12/01/23	2,500	2,993,000

					49,946,540

Utah — 0.9%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.000%	07/01/17	5,000	5,819,150
Riverton Hosp. Rev., I.H.C. Health Svcs. Inc.	Aa1	5.000%	08/15/41	1,500	1,521,930

					7,341,080

Virgin Islands — 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Sr. Lien Matching Fund Loan, Note A	Baa2	5.250%	10/01/21	1,500	1,544,520

Virginia — 1.0%
Richmond Met. Auth. Expy. Rev., Rfdg., NATL	BBB(b)	5.250%	07/15/17	5,775	6,341,181
Tobacco Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(d)	Aaa	5.625%	06/01/37	1,000	1,159,180

					7,500,361

Washington — 2.7%
Port Seattle Wash. Rev., Rfdg., Intermediate Lien, Ser. B, A.M.T.	Aa3	5.000%	02/01/24	2,500	2,671,575
X.L.C.A.	Aa3	5.000%	02/01/28	3,000	3,091,920
Skagit Cnty. Skagit Hsp. Dist. No. 1 Rev., Ser. 2010	Baa2	5.750%	12/01/35	625	609,912
Snohomish Cnty., Pre-refunded Ltd. Tax, NATL (Pre-refunded Date 12/01/11)(d)	Aa2	5.375%	12/01/19	220	220,031
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.	A3	6.500%	06/01/26	1,610	1,635,696
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL	Aa1	5.000%	06/01/21	2,665	2,905,410
NATL	Aa1	5.000%	06/01/22	2,570	2,775,215
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,135,549
Providence Health & Svcs., Ser. A	Aa2	5.000%	10/01/39	3,500	3,521,105
Providence Healthcare, Ser. A, F.G.I.C. (Pre-refunded Date 10/01/16)(d)	Aa2	5.000%	10/01/36	85	100,504
Seattle Childrens Hospital	Aa3	5.625%	10/01/38	1,250	1,325,813
Swedish Health Svcs., Ser. A	A2	6.250%	11/15/41	1,500	1,600,290

					21,593,020

West Virginia — 0.1%
West Virginia St. Wtr. Dev. Auth., Loan Proj. III, Ser. B, A.M.B.A.C., A.M.T.	A(b)	5.875%	07/01/20	1,015	1,021,953

Wisconsin — 0.5%
Wisconsin St. Gen. Rev., Ser. A, St. Approp.	Aa3	5.750%	05/01/33	2,000	2,206,500
Wisconsin St. Health & Edl. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(b)	6.000%	02/15/25	2,000	2,002,980

					4,209,480

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%		07/15/39	500	539,935

TOTAL LONG-TERM INVESTMENTS (cost $743,791,637)						772,023,000

SHORT-TERM INVESTMENTS — 1.1%
California — 0.6%
California St., GO, Econ. Recov., Rmkt., Ser. C-2, F.R.D.D.	VMIG1	0.090	%(h)	12/01/11	1,150	1,150,000
Var. Ser. C. Rmkt., F.R.D.D.	VMIG1	0.070	%(h)	12/01/11	3,800	3,800,000

						4,950,000

Mississippi — 0.5%
Mississippi Business Fin. Corp. Gulf Opportunity Zone Indl. Dev. Rev., Var. Chevron USA, Inc., Proj., Ser. E, F.R.D.D.	VMIG1	0.020	%(h)	12/01/11	3,600	3,600,000

TOTAL SHORT-TERM INVESTMENTS (cost $8,550,000)						8,550,000

TOTAL INVESTMENTS — 99.4% (cost $752,341,637)(j)						780,573,000
OTHER ASSETS IN EXCESS OF LIABILITIES(k) — 0.6%						4,911,289

NET ASSETS — 100.0%						$785,484,289

(a) The following abbreviations are used in portfolio descriptions:

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.C.A.	—	American Capital Access Corp.
A.G.C.	—	Assured Guaranty Corp.
A.M.B.A.C.	—	American Municipal Bond Assurance Corp.
A.M.T.	—	Alternative Minimum Tax
B.H.A.C.	—	Berkshire Hathaway Assurance Corp.
C.A.B.S.	—	Capital Appreciation Bonds
E.T.M.	—	Escrowed to Maturity
F.H.A.	—	Federal Housing Administration
F.H.L.M.C.	—	Federal Home Loan Mortgage Corp.
F.G.I.C.	—	Financial Guaranty Insurance Co.
F.N.M.A.	—	Federal National Mortgage Association
F.R.D.D.	—	Floating Rate (Daily) Demand Note
G.N.M.A.	—	Government National Mortgage Association
GO	—	General Obligation
I.H.C.	—	Intermountain Healthcare
L.C.R.A.	—	Lower Colorado River Authority
NATL	—	National Public Finance Guarantee Corp.
NR	—	Not Rated by Moody’s or Standard and Poor’s ratings
T.C.R.S.	—	Transferable Custodial Receipts
U.C.L.A.	—	University of California, Los Angeles
X.L.C.A.	—	XL Capital Assurance

†	The ratings reflected are as of November 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Standard & Poor’s Rating.
(c)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on November 30, 2011.
(d)	All or partial escrowed to maturity and pre-funded securities are secured by escrowed cash and/or U.S. guaranteed obligations.

(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $500,000. The aggregate value of $257,600 is approximately 0.0% of net assets.
(h)	Floating Rate Security. The interest rate shown reflects the rate in effect at November 30, 2011.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$751,460,896	$42,147,609	$(13,035,505)	$29,112,104

The difference between book basis and tax basis were primarily attributable to differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

(k)	Includes net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at November 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2011	Unrealized Appreciation(1)
	Long Position:
1	5 Year U.S. Treasury Notes	Dec. 2011	$122,877	$123,008	$131

	Short Positions:
37	5 Year U.S. Treasury Notes	Mar. 2012	4,541,674	4,537,703	3,971
35	10 Year U.S. Treasury Notes	Mar. 2012	4,551,778	4,527,031	24,747
33	U.S. Long Bond	Mar. 2012	4,718,519	4,665,375	53,144

					81,862

					$81,993

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$780,573,000	$—
Other Financial Instruments*
Futures Contracts	81,993	—	—

Total	$81,993	$780,573,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.